Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants [Line Items]
Schedule of Black-Scholes Option-Pricing Model

Predecessor estimated the fair value of the Predecessor Series A Preferred Stock Warrants at December 31, 2023, using Black-Scholes with the following assumptions:

December 31,
2023
(Predecessor)
Risk-free interest rate	5.40%
Expected life (in years)	0.25
Expected dividend yield	-%
Expected volatility	65.90%

Schedule of Outstanding Warrants

A summary of outstanding warrants as of March 31, 2025 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Public and Private Placement Warrants	91,925	$1,150.00	3.88
February 2024 Series A Common Warrants	6,127	139.00	2.37
September 2024 Series C Common Warrants	81,753	0.04	2.96
December 2024 Common Warrants	84,061	5.61	3.23
January 2025 Common Warrants	163,853	5.82	3.27
February 2025 Pre-funded Warrants	426,740	0.0001	-
February 2025 Common Warrants	2,551,020	1.96	4.86
Outstanding as of March 31, 2025	3,405,479	$33.18	4.06

A summary of outstanding warrants as of December 31, 2024 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Public Warrants	91,925	$1,150.00	4.13
February 2024 Series A Common Warrants	6,127	139.00	2.62
Series A Preferred Warrants	625	800.00	0.12
September 2024 Series C Common Warrants	81,753	9.80	3.23
December 2024 Common Warrants	84,061	5.61	3.48
Outstanding as of December 31, 2024	264,491	$409.61	3.60

Schedule of Incremental Fair Value Assumptions	In calculating the incremental fair value om April 30, 2024, the Company used the following assumptions: risk-free interest rate
Risk-free interest rate	4.72%
Expected life (in years)	4.80
Expected dividend yield	0%
Expected volatility	90%

Series C Common Warrants [Member]
Warrants [Line Items]
Schedule of Black-Scholes Option-Pricing Model	The fair value of the Series C Common Warrants immediately prior to and immediately after the exercise price adjustment, were estimated using the Black-Scholes option-pricing model with the following assumptions:
February 5, 2025
Exercise price	$0.04 to $9.80
Term (years)	3.0
Expected stock price volatility	109.17%
Risk-free rate of interest	4.19%